Pomona Investment Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Private Equity Investments (97.37%)(a)	Geographic Region(b)	Acquisition Date	Cost(c)	Fair Value
Direct Investments/Co-Investments (1.82%)
Blue Owl GP Stakes Nimbus Cayman (B) LP(f)(g)	North America	09/10/2021	$4,040,949	$7,648,945
Blue Owl GP Stakes Nimbus U.S. (A) LLC(g)	North America	09/10/2021	4,849,271	3,433,944
BSV Opportunities B, FCRE(d)(f)	Europe	12/16/2021	9,070,149	6,091,609
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	3,990,814	11,411,249
Roark Capital Partners II Sidecar LP(d)(f)	North America	10/18/2018	935,880	1,798,222
Total Direct Investments/Co-Investments			22,887,063	30,383,969

Primary Investments (6.08%)
ABS Capital Partners IX, L.P.(d)(f)(g)	North America	03/25/2024	1,335,119	1,541,255
Accel-KKR Capital Partners VII LP(d)(f)	North America	12/16/2022	1,584,875	1,263,703
Accel-KKR Growth Capital Partners IV LP(d)(f)	North America	12/17/2021	1,403,029	1,588,103
Apax XI USD L.P.(d)(f)(g)	Europe	10/19/2023	4,527,487	5,177,649
BC Partners XII GE-1 LP(d)(f)(g)	Europe	10/10/2025	-	109,303
Blue Owl GP Stakes V Offshore Investors LP(f)(g)	North America	09/20/2021	6,361,506	4,827,903
BPEA EQT Mid-Market Growth Partnership, SCSp(d)(f)(g)	Rest of World	06/07/2023	650,572	815,819
Clearlake Capital Partners VII (USTE), L.P.(d)(f)	North America	09/17/2021	4,169,714	4,480,771
Genstar Capital Partners XI, L.P.(d)(f)(g)	North America	04/26/2023	1,195,319	1,482,584
Golden Gate Fund VII-A, L.P.(f)(g)	North America	12/31/2025	860,409	845,545
Green Equity Investors Side IX, L.P.(d)(f)(g)	North America	03/01/2022	3,284,243	4,069,157
Halifax Capital Partners V, L.P.(d)(f)(g)	North America	09/30/2023	704,483	1,347,874
Hellman & Friedman Capital Partners IX (Parallel), L.P.(f)	North America	09/28/2018	1,599,255	2,857,027
Hellman & Friedman Capital Partners X (Parallel), L.P.(f)	North America	05/10/2021	4,255,281	5,900,355
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)(f)	North America	12/16/2022	-	(32,780)
HighVista Private Equity VIII (Offshore), L.P.(f)(g)	North America	04/11/2019	2,270,158	3,456,433
Norwest Mezzanine Partners V-A, LP(f)(g)	North America	09/30/2023	6,464,356	6,504,777
Roark Capital Partners V (TE) LP(f)	North America	04/30/2018	4,369,176	6,942,227
Roark Capital Partners VI (TE) LP(f)(g)	North America	01/28/2022	3,002,573	4,791,217
Solamere Capital AF V, LP(d)(f)(g)	North America	12/31/2024	854,369	814,671
Solamere Series IV Leaders Fund, LP(d)(f)(g)	North America	11/29/2024	2,155,885	2,361,755
Sorenson Capital Partners IV-B, L.P.(d)(f)(g)	North America	01/11/2022	6,487,681	10,053,346
TA XIV-B, L.P.(f)(g)	North America	05/27/2021	4,237,200	4,836,608
TA XV-B, L.P.(d)(f)(g)	North America	04/27/2023	2,400,000	2,383,415
The Veritas Capital Fund VII, L.P.(d)(f)(g)	North America	10/10/2019	2,930,409	4,043,346
The Veritas Capital Fund VIII, L.P.(f)(g)	North America	03/16/2022	6,999,189	9,251,525
THL Equity Fund X, L.P(d)(f)(g)	North America	10/06/2025	-	-
Thoma Bravo Explore Fund II-A, L.P.(d)(f)	North America	02/03/2022	1,973,666	2,072,292
Triton Fund 6 SCSp(d)(f)(g)	Europe	10/11/2024	65,720	517,863
Vector Capital VI, L.P.(d)(f)(g)	North America	02/26/2025	4,691,337	4,391,308
Vista Equity Partners Fund VIII-A, L.P.(d)(f)(g)	North America	04/27/2022	2,095,586	2,694,685
Total Primary Investments			82,928,597	101,389,736

Early Secondary Investments (4.90%)
Aerospace, Transportation and Logistics Fund II LP(f)(g)	North America	03/31/2019	1,603,210	2,574,548
Avista Healthcare Partners (Offshore) I, L.P.(d)(f)	North America	12/01/2017	311,266	145,732
Gryphon Odin CV-A, L.P.(f)	North America	09/05/2024	1,153,363	2,974,974
Gryphon Partners IV, L.P.(f)	North America	06/08/2016	2,509,776	3,902,358
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)(f)(g)	North America	10/26/2021	4,750,000	6,213,916
Ironsides Offshore Direct Investment Fund V, L.P.(d)(f)(g)	North America	12/31/2019	2,036,157	3,063,058
L Catterton IX, L.P.(d)(f)	North America	03/09/2021	6,707,106	7,133,916
Merit Mezzanine Fund VI, L.P.(f)(g)	North America	03/02/2018	1,737,132	1,559,260
OceanSound Partners Fund, LP(d)(f)(g)	North America	01/31/2022	6,473,677	10,610,690
OceanSound SMX Rollover AIV, L.P.(d)(f)(g)	North America	03/26/2024	2,662,172	3,455,202
Providence Equity Partners IX-A S.C.Sp.(f)(g)	North America	10/05/2023	5,663,288	6,946,296
Valeas Capital Partners Fund I-A LP(f)(g)	North America	09/30/2024	18,705,458	30,469,866
VSS Structured Capital Parallel III, L.P.(d)(f)	North America	01/26/2018	3,009,047	2,670,221
Total Early Secondary Investments			57,321,652	81,720,037

Secondary Investments (84.57%)
A10 USD (Feeder) L.P.(f)(g)	Europe	03/28/2024	655,791	1,218,332
ABRY Partners IX, L.P.(f)(g)	North America	03/28/2024	1,584,522	1,824,168
ABRY Senior Equity V, L.P.(f)(g)	North America	03/28/2024	1,209,117	1,323,163
ABS Capital Partners VII Offshore, L.P.(d)(f)(g)	North America	10/01/2023	2,138,354	3,818,212
ABS Capital Partners VII, L.P.(d)(f)(g)	North America	10/01/2023	5,491,181	9,795,495

Private Equity Investments (97.37%)(a) (Continued)	Geographic Region(b)	Acquisition Date	Cost(c)	Fair Value
Secondary Investments (84.57%) (Continued)
Accel-KKR Capital Partners CV III, LP(d)(f)	North America	06/30/2021	$3,546,039	$1,064,098
Actis Energy 5 LP(d)(f)(g)	Europe	06/30/2023	573,011	682,056
Advent Global Technology II Limited Partnership(d)(f)(g)	North America	09/30/2025	617,245	1,091,449
Advent International GPE VI-A Limited Partnership(d)(g)	Europe	03/31/2021	41,815	118,400
Advent International GPE VII-B Limited Partnership(d)(f)(g)	North America	06/30/2015	1,576,936	236,041
Advent International GPE VIII-B-2 Limited Partnership(d)(g)	North America	03/31/2022	2,067,046	1,135,378
Advent International GPE VIII-C Limited Partnership(d)(g)	Europe	12/31/2019	1,020,672	844,640
AEA EXC CF LP(d)(f)(g)	North America	08/12/2022	12,247,040	15,833,173
Alpha Private Equity Fund 7 (SCA) SICAR(g)	Europe	06/28/2024	20,756,271	20,258,321
American Industrial Partners Fund IV, L.P.(d)(f)(g)	North America	06/28/2024	15,680	174,083
American Securities Partners VI, L.P.(f)(g)	North America	03/31/2022	3,788,023	2,740,988
American Securities Partners VII, L.P.(f)(g)	North America	12/30/2022	24,653,960	13,401,152
AP VIII Private Investors Offshore (USD), L.P.(d)(f)	Europe	06/30/2017	155,766	12,510
AP VIII Private Investors, LLC(d)(f)	Europe	06/28/2019	1,764,225	248,821
Apax Europe VI - A, L.P.(d)(f)	Europe	12/30/2016	418,681	117,395
Apax Europe VII - B, L.P.(d)(f)	Europe	03/31/2021	20,004	21,300
Apollo Investment Fund VI, L.P.(d)(f)	North America	12/31/2018	207,218	63,516
Archer Capital Trust 5B(d)(f)(g)	Rest of World	03/28/2024	654,329	156,507
Artiman Ventures III, L.P.(d)(f)(g)	North America	03/31/2021	547,290	322,674
Astorg Normec Fund(d)(f)(g)	Europe	09/24/2024	583,596	939,094
Astorg VI SLP(d)(f)(g)	Europe	03/31/2022	3,206,778	1,919,639
Atlas Capital Resources LP(d)(f)(g)	North America	06/30/2021	1,197,510	241,659
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	1,134,916	204,865
Audax Private Equity Aspen CF, L.P.(d)	North America	03/24/2022	7,370,000	10,741,629
Audax Private Equity Fund III, L.P.	North America	09/30/2015	2,299,732	111,884
Audax Private Equity Fund, L.P.	North America	12/31/2018	2,095	126
Aurora Equity Partners V, L.P.(d)(f)(g)	North America	12/31/2024	1,470,787	1,295,710
Bain Capital Asia Fund II, L.P.(d)(f)(g)	Rest of World	12/31/2019	1,427,220	417,638
Bain Capital Asia Fund III, L.P.(d)(f)(g)	Rest of World	06/30/2023	1,632,718	2,000,556
Bain Capital Distressed and Special Situations 2013 (E), L.P.(d)(f)(g)	North America	06/30/2015	-	15,146
Bain Capital Empire Holdings, L.P.(d)(f)(g)	North America	09/21/2022	17,103,635	18,149,561
Bain Capital Europe Fund V, SCSp(d)(f)(g)	Europe	06/28/2024	1,462,694	2,492,237
Bain Capital Fund VII, L.P.(g)	North America	12/29/2017	5,467,258	3,280,427
Bain Capital Fund X, L.P.(f)(g)	North America	12/30/2015	6,059,620	2,688,762
Bain Capital Fund XI, L.P.(d)(f)(g)	North America	09/30/2024	1,332,985	996,554
Bain Capital Fund XII, L.P.(d)(f)(g)	North America	03/28/2024	637,192	867,689
Bain Capital VII Coinvestment Fund, L.P.(f)	North America	12/29/2017	49,218	43,932
Barley (No.1) Limited Partnership(d)(f)	Europe	04/25/2024	651,442	385,300
BC Asia III Private Investors, L.P.(d)(f)(g)	Rest of World	06/30/2020	-	1,027,361
BC Europe IV Private Investors, L.P.(f)(g)	Europe	06/30/2020	381,183	356,147
BC European Capital IX-8 LP(f)	Europe	12/31/2020	1,364,694	423,631
BC European Capital X-10 LP(d)(f)(g)	Europe	09/03/2025	13,762,776	14,265,953
BC European Capital X-2 LP(d)(f)(g)	Europe	03/28/2024	12,846,388	11,240,676
BC European Capital X-7 LP(d)(f)(g)	Europe	03/28/2024	988,690	861,785
BC Life Sciences Private Investors, L.P.(d)(f)	North America	06/30/2020	162,538	875,684
BC Partners XI GD - 2 LP(f)(g)	Europe	03/28/2024	14,283,250	18,897,658
BC XI Private Investor, L.P.(d)(f)(g)	North America	04/10/2020	627,851	597,466
BC XII Private Investors, L.P.(d)(f)	North America	04/10/2020	836,040	2,965,852
Berkshire Fund VI, Limited Partnership(d)(f)(g)	North America	12/31/2018	4,895,898	323,853
Berkshire Fund VII, L.P.(d)(f)(g)	North America	12/31/2018	1,165,546	703
Berkshire Fund VIII (IND), L.P.(d)(f)(g)	North America	09/03/2021	5,911,408	876,509
Blackstone Capital Partners V L.P.(d)(f)	North America	09/29/2017	443,653	5,099
Blackstone Capital Partners VII, L.P.(f)(g)	North America	03/28/2024	370,623	441,735
Blackstone Capital Partners VIII (Lux), SCSp(f)(g)	North America	03/28/2024	403,426	464,174
Blue Owl GP Stakes US Investors LP(f)(g)	North America	03/31/2022	1,286,780	1,661,381
Bowmark Capital Partners V, L.P.(d)(g)	Europe	06/30/2023	347,940	63,524
BP ACE EV, L.P.(d)(f)(g)	North America	12/12/2025	1,757,299	2,589,856
BPEA Private Equity Fund VI, L.P.1(f)(g)	Rest of World	06/30/2023	3,649,677	941,272
Brentwood Associates Private Equity V, L.P.(d)(f)(g)	North America	12/29/2023	4,844,032	4,939,813
Bridgepoint Europe IV 'A' L.P.(d)(f)(g)	Europe	03/28/2024	508,923	345,745
Bridgepoint Europe IV 'E' L.P.(d)(f)(g)	Europe	03/31/2021	44,430	80,083
Bridgepoint Europe Portfolio IV LP(f)(g)	Europe	03/28/2024	303,260	257,525
Camden Partners Strategic Fund VI, L.P.(d)(g)	North America	12/31/2024	1,109,364	3,568,248
Capiton VI GmbH & Co. Beteiligungs KG(d)(f)(g)	Europe	09/30/2025	622,348	752,413
Capvis Equity IV L.P.(d)(g)	Europe	06/28/2024	4,767,901	3,270,047
Capvis Equity V L.P.(d)(f)(g)	Europe	06/28/2024	17,767,892	21,795,122

Private Equity Investments (97.37%)(a) (Continued)	Geographic Region(b)	Acquisition Date	Cost(c)	Fair Value
Secondary Investments (84.57%) (Continued)
Carlyle Credit Opportunities Fund (Parallel), L.P.(f)(g)	North America	09/29/2023	$948,078	$1,388,701
Carlyle Europe Partners IV, L.P.(d)(f)(g)	Europe	03/31/2025	11,650,977	12,738,022
Carlyle Europe Partners V - EU, S.C.Sp.(f)(g)	Europe	03/28/2024	21,557,752	18,633,159
Carlyle Partners V, L.P.(d)(f)	North America	12/31/2019	53,331	21,683
Carlyle Partners VII, L.P.(f)(g)	North America	03/28/2024	24,247,464	17,471,492
Carlyle US Equity Opportunity Fund II, L.P.(d)(f)(g)	North America	06/30/2022	1,294,729	1,315,794
CB Offshore CF I, Limited Partnership(f)(g)	North America	12/11/2024	2,830,057	5,914,827
CCP Climb LP(d)(f)(g)	Europe	05/03/2023	17,693,434	29,512,785
CCP Strider LP(d)(f)(g)	Europe	10/10/2022	15,545,080	27,109,743
CD&R Value Building Partners I, L.P.(g)	Europe	12/02/2021	9,650,012	14,571,530
CDRF8 Private Investors, LLC(d)(f)	North America	06/30/2017	229,064	5,221
Centerbridge Seaport Acquisition Fund, L.P.(d)(g)	North America	04/27/2022	10,373,954	13,763,367
Cerberus Institutional Partners, L.P. - Series Four(d)(f)(g)	North America	12/30/2016	818,383	149,191
Charlesbank Equity Fund VIII, Limited Partnership(d)(f)(g)	North America	03/31/2022	3,468,964	3,886,274
Charterhouse Capital Partners IX(d)(g)	Europe	12/31/2021	-	26,429
CHP III, L.P.(d)	North America	09/29/2017	215,716	18,774
CI Capital Investors III, L.P.(d)(f)(g)	North America	12/31/2019	26,741,204	15,654,083
Clayton, Dubilier & Rice Fund IX, L.P.(f)(g)	North America	06/30/2022	4,142,507	2,276,399
Clayton, Dubilier & Rice Fund X, L.P.(f)(g)	North America	03/28/2024	614,822	748,095
Clearlake Capital Partners III, L.P.(d)(f)(g)	North America	09/30/2022	126,092	151,186
Clearlake Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2019	2,362,246	1,459,450
Clearlake Capital Partners VI, L.P.(f)(g)	North America	09/30/2022	2,093,257	1,958,242
Clearlake Opportunities Partners (P-Offshore), L.P.(d)(f)	North America	12/31/2019	654,760	739,260
Coller International Partners VI, L.P.(d)(f)(g)	North America	12/31/2021	318,530	15,409
Comvest Capital III International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	1,611,792	176,814
Corsair IV Financial Services Capital Partners, L.P.(f)(g)	North America	12/31/2024	258,088	1,176,496
Corsair V Financial Services Capital Partners, L.P.(d)(f)(g)	North America	12/31/2024	1,964,234	2,614,398
Court Square Capital Partners (Offshore) III, L.P.(f)	North America	12/31/2020	635,286	325,265
CP VII Investors, L.P.(f)(g)	North America	03/31/2025	5,423,215	5,704,673
Crestview Partners II, L.P.(f)(g)	North America	09/30/2024	741,171	568,429
CVC Capital Partners VII (A) L.P.(f)(g)	Europe	08/18/2022	1,887,255	2,743,528
CVC European Equity Partners V (A) L.P.(d)(f)(g)	Europe	12/30/2022	212,127	248,852
CVC European Equity Partners V (C) L.P.(d)(f)(g)	Europe	03/31/2023	235,566	276,867
DCM VI, L.P.(d)(f)	North America	06/30/2015	1,582,190	231,732
Endless Fund IV A LP(f)(g)	Europe	06/28/2024	4,082,254	1,637,939
EQT IX (No.2) EUR SCSp(f)(g)	Europe	03/28/2024	1,136,503	1,744,416
EQT VII (No.1) Limited Partnership(d)(f)	Europe	12/31/2020	780,770	353,493
EQT VIII (No.1) SCSp(f)	Europe	12/31/2020	824,173	559,541
EQT VIII (No.2) SCSp(f)(g)	Europe	03/28/2024	611,153	496,769
Equistone Partners Europe Fund IV "E" L.P.(f)(g)	Europe	12/31/2021	337,318	51,150
Eurazeo Capital Secondary Fund 2025 SCSp(d)(f)(g)	Europe	05/02/2025	75,564,248	103,720,333
Fifth Cinven Fund (No.3) Limited Partnership	Europe	12/31/2021	2,025,627	1,502,082
Five Arrows Florence Continuation Fund SCSp(d)(f)(g)	North America	05/05/2022	8,491,164	10,930,347
Frontenac XI Private Capital (M) Limited Partnership(d)(f)(g)	North America	07/24/2023	4,342,764	6,800,520
FS Equity Partners CV1, L.P.(d)(f)(g)	North America	04/03/2025	15,540,053	20,225,416
FSN Capital IV L.P.(d)(f)	Europe	12/31/2019	97,838	277
General Atlantic Investment Partners 2013, L.P.(f)(g)	North America	12/31/2019	1,783,755	1,317,532
Genstar Capital Partners VIII BL (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,419,630	2,093,525
Genstar VIII Opportunities Fund I (EU), L.P.(d)(f)(g)	North America	12/31/2020	973,276	1,245,791
GESD Investors II Liquidating Trust(d)	North America	09/29/2017	-	4,472
Golden Gate Capital Opportunity Fund, LP(f)(g)	North America	12/31/2025	1,766,619	2,500,095
Golden Gate Capital Opportunity Fund-A, LP(f)(g)	North America	12/31/2025	3,851,896	5,483,010
Great Hill Equity Partners IV, L.P.(d)(g)	North America	06/28/2024	1,440,901	1,496,046
Green Equity Investors CF II, L.P.(d)(g)	North America	11/30/2021	1,185,423	2,059,658
Green Equity Investors CF IV J, L.P.(d)(f)(g)	North America	04/17/2025	2,089,279	2,189,516
Green Equity Investors CF IV-A, L.P.(d)(f)(g)	North America	04/17/2025	2,808,180	2,990,992
Green Equity Investors CF, L.P.(d)(f)(g)	North America	04/26/2021	3,369,690	2,586,023
Green Equity Investors Side VI, L.P.(d)(f)(g)	North America	06/30/2021	2,052,882	1,653,751
Green Equity Investors V, L.P.(d)(f)(g)	North America	09/29/2017	3,144,333	12,239
Green Equity Investors VI, L.P.(f)(g)	North America	09/30/2022	1,507,212	1,266,458
Green Equity Investors VII, L.P.(d)(f)(g)	North America	03/28/2024	642,305	666,966
Green Equity Investors VIII, L.P.(f)(g)	North America	03/28/2024	745,670	1,272,755
Gridiron Capital Fund II, L.P.(d)(f)(g)	North America	12/31/2019	1,889,628	13,227
Gridiron Energy Feeder I, L.P.	North America	05/10/2017	54,303	740,103
Gryphon Co-Invest Fund IV, L.P.(f)	North America	12/31/2020	294,786	195,004
Gryphon Heritage Partners, L.P.(d)(f)(g)	North America	03/28/2024	6,563,507	7,872,338

Private Equity Investments (97.37%)(a) (Continued)	Geographic Region(b)	Acquisition Date	Cost(c)	Fair Value
Secondary Investments (84.57%) (Continued)
Gryphon Mezzanine Partners II, L.P.(f)(g)	North America	12/30/2022	$9,676,739	$9,418,433
Gryphon Mezzanine Partners, L.P.(d)(f)(g)	North America	12/30/2022	1,506,034	1,851,113
Gryphon Odin CV, L.P.(f)(g)	North America	09/05/2024	2,657,232	6,912,017
Gryphon Partners 3.5, L.P.(d)(f)	North America	12/31/2020	163,282	16,008
Gryphon Partners IV, L.P.(f)(g)	North America	12/31/2020	9,800,185	11,204,547
Gryphon Partners V, L.P.(d)(f)(g)	North America	03/28/2024	15,337,696	19,727,430
Gryphon Partners V-A, L.P.(d)(f)	North America	12/31/2020	1,769,913	2,264,878
GSO Private Investors Offshore II, L.P.(f)	North America	06/30/2017	197,243	35,885
H&F Arrow 2, L.P.(d)	North America	08/28/2020	1,234,810	2,999,235
H&F Clyde 2, L.P.(d)	North America	02/16/2024	1,736,074	1,981,131
H&F Executives IX, L.P.(f)	North America	09/30/2020	1,921,444	3,555,915
H&F Executives VIII, L.P.(f)	North America	09/30/2020	1,327,400	2,229,382
H.I.G. Advantage Buyout Fund, L.P.(f)(g)	North America	06/28/2024	16,602,411	14,139,384
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)(f)(g)	North America	12/31/2018	499,171	578,032
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	1,701,384	8,186
H.I.G. Capital Partners V, L.P.(f)(g)	North America	06/30/2023	5,151,792	3,034,834
H.I.G. Growth Buyouts & Equity Fund II, L.P.(d)(g)	North America	06/28/2024	1,926,712	1,076,710
Halifax Capital Partners IV, L.P.(d)(f)(g)	North America	03/31/2022	7,838,116	12,125,728
Hamilton Lane-Carpenters Partnership Fund IV L.P.(f)(g)	North America	03/31/2022	12,093,746	11,611,617
Hamilton Lane-Carpenters Partnership Fund V L.P.(f)(g)	North America	03/31/2022	7,818,504	10,368,683
Harvest Partners Structured Capital Fund II, L.P.(f)(g)	North America	12/30/2022	21,386,167	26,942,612
Harvest Partners Structured Capital Fund III, L.P.(f)(g)	North America	12/30/2022	18,902,592	23,261,820
Harvest Partners Structured Capital Fund, L.P.(f)(g)	North America	12/30/2022	9,165,823	5,696,930
HCI Equity Partners EV I, L.P.(d)(f)(g)	North America	09/09/2024	1,189,928	1,652,988
HCI Equity Partners IV, L.P.(g)	North America	03/28/2024	1,625,901	320,071
Heartwood Partners II, LP(d)(f)(g)	North America	12/31/2024	2,176,061	661,397
Hellman & Friedman Capital Partners VII (Parallel), L.P.(f)	North America	06/28/2019	7,713,928	293,427
Hellman & Friedman Capital Partners VII, L.P.(f)(g)	North America	06/30/2021	763,530	418,971
HFCP VII (Parallel-A), L.P.(f)	North America	09/30/2021	913,751	104,820
Hg Genesis 7 C L.P.(d)(f)(g)	Europe	03/31/2023	475,927	557,646
Hg Genesis 7 E L.P.(d)(f)(g)	Europe	06/30/2023	791,017	808,537
Hildred Perennial Partners I, LP(d)(f)(g)	North America	11/22/2023	22,833,984	35,132,867
HPE Continuation Fund I C.V.(d)(g)	Europe	05/27/2021	3,496,518	4,514,497
Icon Partners II, L.P.(d)(f)	North America	03/27/2021	184,439	182,471
Insight Equity I LP(d)(f)	North America	12/31/2018	157,636	48,453
Insight Equity II LP(d)(f)(g)	North America	12/31/2018	1,993,952	1,054,134
Insight Partners Continuation Fund (Cayman), L.P.(f)(g)	North America	12/31/2024	5,217,223	5,799,289
Insight Partners Continuation Fund, L.P.(f)(g)	North America	08/14/2019	5,951,343	9,509,272
Insight Venture Partners (Cayman) IX, L.P.(f)(g)	North America	09/30/2019	1,272,391	1,386,525
Insight Venture Partners (Cayman) VIII, L.P.(d)(f)(g)	North America	09/30/2019	1,268,254	1,820,970
Insight Venture Partners (Cayman) X, L.P.(f)(g)	North America	03/28/2024	2,745,377	4,380,756
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(d)(f)(g)	North America	09/30/2019	293,756	265,897
Insight Venture Partners Coinvestment Fund II, L.P.(d)(g)	North America	06/30/2015	560,617	864,316
Insight Venture Partners Coinvestment Fund III, L.P.(d)(f)(g)	North America	06/30/2015	118,917	138,014
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(f)(g)	North America	09/30/2019	581,554	251,890
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(f)(g)	North America	09/30/2019	36,679	15,101
Insight Venture Partners IX, L.P.(f)(g)	North America	09/30/2019	32,426	34,768
Insight Venture Partners VII, L.P.(d)(f)(g)	North America	06/30/2015	1,612,660	1,467,090
Insight Venture Partners VIII (Co-Investors), L.P.(d)(f)(g)	North America	12/31/2019	159,464	219,869
Insight Venture Partners VIII, L.P.(d)(f)(g)	North America	06/30/2015	2,004,185	2,785,594
Investindustrial VII L.P.(d)(f)(g)	Europe	09/30/2025	1,308,187	1,640,036
JLL Partners Fund VII Secondary (A), L.P.(d)(f)(g)	North America	04/15/2025	17,615,962	19,906,972
Kelso Investment Associates IX, L.P.(d)(f)(g)	North America	03/31/2022	1,063,538	1,163,786
Kelso Investment Associates VIII, L.P.(f)(g)	North America	09/29/2017	627,868	37,613
KKR Americas Fund XII L.P.(f)(g)	North America	03/31/2021	3,118,256	3,452,872
KKR Asian Fund II TE Blocker L.P.(g)	Rest of World	12/31/2024	1,357,142	629,080
KKR European Fund V (USD) SCSp(f)(g)	Europe	03/28/2024	824,135	963,077
KKR North America Fund XI L.P.(d)(f)(g)	North America	12/31/2021	2,263,751	2,365,325
LCVI (Offshore), L.P.(d)(f)(g)	North America	04/16/2026	-	-
Lee Equity Partners Fund II, L.P.(d)(f)(g)	North America	03/28/2024	7,721,282	3,622,595
Lightspeed Venture Partners IX, L.P.(d)(g)	North America	12/31/2020	2,008,144	2,082,488
Lion/Simba Investors, L.P.(f)	Europe	12/22/2020	929,960	2,291,577
Littlejohn Fund IV, L.P.(d)(f)(g)	North America	12/31/2015	1,732,114	95,417
Littlejohn Fund V, L.P.(f)(g)	North America	12/29/2023	5,236,092	6,255,668
Lovell Minnick Equity Partners III LP(d)(f)	North America	06/30/2021	777,423	184,838
Madison Dearborn Capital Partners VII(f)(g)	North America	03/31/2022	5,161,664	5,454,943

Private Equity Investments (97.37%)(a) (Continued)	Geographic Region(b)	Acquisition Date	Cost(c)	Fair Value
Secondary Investments (84.57%) (Continued)
Madison Dearborn Capital Partners VIII-A, L.P.(f)(g)	North America	03/28/2024	$1,527,290	$1,767,487
Marlin Equity III, L.P.(d)(f)	North America	06/30/2021	29,533	35,288
MDCP Insurance SPV, L.P.(f)(g)	North America	05/09/2023	1,799,243	3,007,871
Mid Europa Fund V LP(d)(f)(g)	Europe	03/28/2024	412,172	559,857
Montagu+ SCSp(f)(g)	Europe	11/10/2021	2,257,724	2,888,661
MPE Partners II, L.P.(f)(g)	North America	06/28/2019	-	773,504
NB SPV, L.P.(d)(g)	North America	08/27/2021	5,000,000	5,527,296
New Capital Partners Private Equity Fund II, L.P.(f)(g)	North America	09/30/2024	948,558	-
New Enterprise Associates 12, Limited Partnership(d)(f)	North America	09/29/2017	88,504	11,521
New Mountain Partners III, L.P.(d)(f)(g)	North America	09/29/2017	1,040,174	92,689
New Mountain Partners IV, L.P.(f)(g)	North America	03/31/2023	907,837	503,555
New Mountain Partners V, L.P.(f)(g)	North America	03/31/2023	2,149,332	2,183,067
New Mountain SRC Rollover Fund, L.P.(d)(f)(g)	North America	04/07/2025	1,550,645	2,155,540
NewView Capital Fund I, L.P.(d)(f)	North America	10/31/2018	3,295,907	4,632,587
Njord SCSp(d)(f)(g)	Europe	03/05/2025	-	1,182,097
North Bridge Growth Equity II, L.P.(d)(g)	North America	12/31/2020	7,253,497	4,754,552
Norwest Mezzanine Partners III, LP(d)(f)(g)	North America	09/29/2023	1,598,315	1,157,029
Norwest Mezzanine Partners IV(f)(g)	North America	09/29/2023	23,997,451	35,175,354
Oak Investment Partners XII, Limited Partnership(d)	North America	03/29/2019	166,027	42,461
Oaktree Opportunities Fund IX (Cayman), L.P.(g)	North America	12/31/2021	431,988	987,739
Oaktree Private Investment Fund 2010, L.P.(f)	North America	06/30/2015	45,196	9,634
Odyssey Investment Partners Fund V, LP(d)(f)(g)	North America	06/30/2023	3,905,285	1,938,182
OEP VI Feeder (Cayman), L.P.(f)(g)	North America	12/31/2024	3,587,457	822,392
One Equity Partners VIII, L.P.(f)(g)	North America	09/30/2025	1,021,107	1,417,488
Onex Partners IV LP(d)(f)(g)	North America	03/28/2024	2,140,364	1,255,495
PA Middle Market Fund, LP(d)(f)(g)	North America	12/31/2024	46,559,417	48,634,673
PAI Mid-Market Fund SCSp(d)(f)(g)	Europe	09/30/2025	868,807	1,045,562
PAI Strategic Partnerships SCSp(d)(f)(g)	Europe	03/28/2024	10,735,526	39,360
Paladin III (HR), L.P.(d)(f)	North America	09/29/2017	15,536	117,010
Pamlico Capital III Continuation Fund, L.P.(d)(f)(g)	North America	01/27/2023	7,695,962	12,675,750
Parthenon Investors III, L.P.(d)(f)(g)	North America	12/31/2018	512,940	485,132
Pegasus WSJLL Fund, L.P.(d)(f)(g)	North America	12/13/2021	8,865,454	10,395,890
PEP VIII Antares Co-Investment L.P.(d)(g)	North America	03/28/2024	9,157,861	10,605,190
Permira IV Feeder L.P.(d)(f)(g)	North America	04/23/2020	3,367,755	6,383,071
Platinum Equity Capital Partners II(f)	North America	09/29/2017	269,249	35,624
PRO SPV, LP(g)	North America	08/27/2021	6,481,062	2,070,801
Providence Equity Partners (Unity) S.C.SP.(f)(g)	Europe	05/31/2024	68,420	640,276
Providence Equity Partners VI L.P.(d)(f)(g)	North America	12/30/2016	3,459,611	20,514
Providence Equity Partners VII L.P.(f)(g)	North America	09/29/2017	4,635,738	1,912,946
Providence Equity Partners VII-A L.P.(f)(g)	North America	09/29/2023	9,720,773	3,332,344
Providence Equity Partners VIII L.P.(f)(g)	North America	03/28/2024	22,620,312	26,738,754
PT2-A, L.P.(d)(f)(g)	North America	12/16/2021	6,475,969	9,241,271
PTEV-A, L.P.(d)(f)(g)	North America	12/30/2021	4,285,377	5,125,380
RC III CKE LLC(d)(g)	North America	06/30/2023	3,260,872	5,494,448
RCF V Annex Fund L.P.(d)(f)(g)	North America	06/30/2021	2,137	(823)
Resource Capital Fund V L.P.(d)(g)	North America	06/30/2021	14,852	71,186
Roark Capital Partners CF LP(f)(g)	North America	05/11/2022	5,557,212	9,237,436
Roark Capital Partners CF RI LP(f)	North America	08/26/2022	479,650	1,033,624
Roark Capital Partners III LP(f)(g)	North America	06/29/2018	12,139,198	12,421,509
Roark Capital Partners IV LP(f)(g)	North America	06/29/2018	24,058,867	32,785,858
Roark Capital Partners V (T) LP(f)(g)	North America	12/29/2023	4,051,596	4,584,750
Samson Brunello 1, L.P.(g)	North America	06/28/2024	542,879	779,027
Samson Brunello 2, L.P.	Europe	02/19/2021	865,735	2,196,688
Samson Hockey 2, L.P.(d)	North America	12/23/2020	904,969	1,814,487
Samson Shield 1, L.P.(g)	North America	06/28/2024	606,941	760,846
Samson Shield 2, L.P.	Europe	12/23/2020	4,010,416	4,056,501
Saw Mill Capital Partners, L.P.(d)(f)	North America	09/29/2017	558,675	8,450
Seidler Equity Partners IV, L.P.(f)	North America	06/30/2021	2,036,010	879,016
Silver Lake Partners III, L.P.(f)	North America	12/31/2018	847,701	5,655
Silver Lake Partners V, L.P.(f)(g)	North America	06/30/2020	1,698,468	2,528,753
Sixth Cinven Fund (No. 2) Limited Partnership(f)	Europe	12/30/2022	758,333	523,568
Sixth Cinven Fund (No. 4) Limited Partnership(f)	Europe	06/28/2019	598,240	696,883
Sixth Street Opportunities Partners III (B), L.P.(f)	North America	06/30/2015	15,596	8,594
SL SPV-2, L.P.	North America	02/14/2019	310,189	1,876,927
Sorenson Capital Partners III, L.P.(f)(g)	North America	12/31/2021	14,185,397	15,330,600
Sterling Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2021	983,201	668,476

Private Equity Investments (97.37%)(a) (Continued)	Geographic Region(b)	Acquisition Date	Cost(c)	Fair Value
Secondary Investments (84.57%) (Continued)
Stone Point Fund VI, L.P.(f)(g)	North America	06/30/2023	$4,057,011	$3,165,956
Stone Point Fund VIII, L.P.(f)(g)	North America	09/30/2025	970,912	1,277,048
Summit Partners Growth Equity Fund VIII-B, L.P.(d)(f)(g)	North America	12/31/2021	797,205	291,934
Summit Partners Private Equity Fund VII-A, L.P.(d)(g)	North America	12/31/2018	495,237	85,494
Sun Capital Partners IV, LP(d)(f)	North America	12/31/2018	243,191	75,668
Sun Capital Partners V, L.P.(d)(f)(g)	North America	12/31/2018	467,090	75,479
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	939,635	6,773,131
TA Atlantic and Pacific VI L.P.(d)(f)	North America	03/31/2021	20,352	37,680
TA Select Opportunities Fund II-A, L.P.(f)(g)	North America	09/30/2025	999,519	1,122,620
TA Select Opportunities Fund-A, L.P.(f)(g)	North America	09/30/2025	2,639,448	2,810,944
TA XI, L.P.(f)(g)	North America	09/30/2024	43,429	214,409
TA XII-A, L.P.(f)(g)	North America	09/30/2024	8,419,254	9,522,405
Tennenbaum Opportunities Fund V, LLC(d)(f)	North America	09/29/2017	86,179	21,398
The Resolute III Continuation Fund, L.P.(f)(g)	North America	09/20/2024	23,650,808	25,532,998
The Veritas Capital Fund V, L.P.(d)(f)(g)	North America	06/30/2019	15,648,066	5,563,184
The Veritas Capital Fund VI, L.P.(d)(f)(g)	North America	03/31/2022	13,353,626	3,598,601
Thoma Bravo Fund XII, L.P.(d)(f)(g)	North America	09/30/2024	4,155,654	2,868,620
Thomas H. Lee Equity Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	199,802	209,600
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(f)	North America	06/29/2018	2,121,499	1,112,965
Thomas H. Lee Parallel Fund VIII, L.P.(f)(g)	North America	09/30/2025	4,038,445	5,779,184
TowerBrook Investors III, L.P.(d)(f)(g)	Europe	12/31/2019	267,492	-
TPG Asia VI, L.P.(d)(f)(g)	Rest of World	03/28/2024	3,801,708	3,363,079
TPG Growth III (A), L.P.(d)(f)(g)	North America	12/31/2019	1,938,903	1,570,068
TPG Partners VI, L.P.(d)(f)(g)	North America	09/29/2017	1,451,036	79,677
TPG Partners VII, L.P.(d)(f)(g)	North America	03/28/2024	583,079	555,646
TPG Partners VIII, L.P.(f)(g)	North America	03/28/2024	1,626,749	3,309,656
Trinity Ventures 2024, L.P.(d)(f)(g)	North America	12/20/2024	4,641,369	4,691,156
Vector Capital V, L.P.(f)(g)	North America	02/25/2025	23,979,471	21,533,334
Verdane Capital IX AB(f)(g)	Europe	12/31/2024	1,397,085	1,073,701
Vista Equity Partners Fund V, L.P.(d)(f)(g)	North America	09/30/2018	10,563,063	5,933,068
Vista Equity Partners Fund VI, L.P.(d)(f)(g)	North America	03/28/2024	647,203	896,915
Vista Equity Partners Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	435,073	894,247
Vista Equity Partners Hubble, L.P.(d)(f)(g)	North America	02/13/2025	31,834,614	57,897,462
Warburg Pincus Global Growth, L.P.(d)(f)(g)	North America	12/31/2025	1,880,910	2,512,753
Warburg Pincus Private Equity XI, L.P.(g)	North America	12/31/2021	3,090,230	2,661,130
Warburg Pincus Private Equity XI-B, L.P.(g)	North America	03/31/2022	2,363,190	1,537,680
Warburg Pincus Private Equity XII, L.P.(d)(g)	North America	06/30/2022	5,886,583	5,818,973
Warburg Pincus Private Equity XII-B, L.P.(d)(g)	North America	03/31/2022	5,018,676	3,359,001
WCAS XIII, L.P.(d)(f)(g)	North America	03/28/2024	347,348	604,071
WCAS XIV, L.P.(d)(f)(g)	North America	09/30/2025	547,105	862,174
Webster Equity Partners Bristol CF, L.P.(f)(g)	North America	10/15/2021	6,195,718	16,255,648
Wind Point Partners AAV, L.P.(d)(f)(g)	North America	06/29/2021	1,002,136	346,066
Wind Point Partners VII-B, L.P.(d)(f)	North America	09/29/2017	473,866	7,721
WP AUSA, L.P.(d)(g)	North America	07/22/2019	5,000,000	11,334,338
ZMC II, L.P.(d)(f)(g)	North America	09/30/2024	1,037,868	13,421

Total Secondary Investments			1,315,016,651	1,409,731,632

Total Private Equity Investments			$1,478,153,963	$1,623,225,374

Short-Term Investments (7.41%)	Fair Value
Money Market Funds (7.41%)
Fidelity Government Portfolio, Class I, 3.49%(e)	122,803,006
JPMorgan US Government Money Market Fund, 3.35%(e)	739,080

Total Money Market Funds	123,542,086

Total Short-Term Investments (Cost $123,542,086)	$123,542,086

Total Investments (104.79%) (Cost $1,601,696,049)	$1,746,767,460

Liabilities in Excess of Other Assets (-4.79%)	(79,771,196)
Net Assets (100.00%)	$1,666,996,264

Open Foreign Currency Forward Contracts

Settlement Date	Counterparty	Buy	Sell	Unrealized Appreciation (Depreciation)
09/30/2026	Lloyds Bank plc.	$303,751,366	€266,427,533	$(2,007,853)

Total Foreign Currency Forward Contracts				$(2,007,853)

Open Equity Forward Contracts

Settlement Date*	Counterparty	Notional Amount	Exercise Price	Unrealized Appreciation (Depreciation)
8/18/2026	Nomura Global Financial Products Inc.	$584,129	$48.42	$(440,635)
8/18/2027	Nomura Global Financial Products Inc.	$800,194	$48.42	$(573,384)
8/18/2028	Nomura Global Financial Products Inc.	$800,194	$48.42	$(543,906)
1/22/2027	Nomura Global Financial Products Inc.	$482,184	$5.92	$(343,603)
1/24/2028	Nomura Global Financial Products Inc.	$1,205,460	$5.92	$(823,389)
1/22/2029	Nomura Global Financial Products Inc.	$1,205,460	$5.92	$(789,217)

				$(3,514,134)

*	Nomura Global Financial Products Inc. has entered into two contracts with the Fund.
(a)	The Private Equity Investments above pursue strategies including buyout, growth equity, mezzanine, and other private market strategies. Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2026 was $1,478,153,963 and $1,623,225,374, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 97.37%.
(b)	In the case of Private Equity Investments, geographic region generally refers to the location of the principal operations of the underlying investment.
(c)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of June 30, 2026.
(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of June 30, 2026.
(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Early secondary investments, or early secondaries, refer to secondary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

The Fund values its investments monthly and follows the provisions of Fair Value Measurement set forth in ASC 820-10, “Fair Value Measurements and Disclosures” ("ASC 820-10"). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The Fund uses the net asset value (“NAV”) reported by the investment manager of a Private Equity Investment as a practical expedient to determine fair value. If the Valuation Designee determines that the most recent NAV does not represent fair value, if no NAV is reported, or if the NAV is not provided as of the relevant valuation date, a fair value determination is made in accordance with the Valuation Procedures. This may include adjusting the previous NAV with other relevant information available at the time, such as capital activity, market conditions, the application of a Market Adjustment Factor (“MAF”), and events occurring between the investment manager’s valuation date and the Fund’s valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
●	Discounted cash flow analysis, including a terminal value or exit multiple.
●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Income and Expense Allocation

The Fund allocates income and expenses to each class of shares based on net assets at the end of the prior quarter plus capital transactions effective as of the beginning of the current quarter. However, certain expenses are applicable to a specific share class in which case they are allocated 100% to that respective share class.

Foreign Currency Forward Contracts

The Fund may enter into foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The inherent risks associated with foreign currency forward contracts are the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the three months ended June 30, 2026, the Fund entered into one short foreign currency forward contract. The Fund had $7,425,907 in net realized appreciation and $(2,007,853) change in net unrealized depreciation on foreign currency forward contract. The outstanding foreign currency forward contract amounts at June 30, 2026, listed in the Consolidated Schedule of Investments, are representative of contract amounts during the period.

Equity Forward Contracts

The Fund may enter into equity forward contracts to manage exposure to changes in the market value of certain equity securities held or expected to be acquired by the Fund. These contracts obligate the Fund and its counterparty to exchange payments based on the future market price of an underlying equity security at a fixed valuation date. The objective of the Fund’s equity forward transactions is to reduce the risk that the value of specific equity investments will fluctuate due to movements in the underlying market price. All equity forward contracts are marked-to-market daily at current market prices of the underlying securities, resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the equity forward contract is terminated, closed, or settled. The inherent risks associated with equity forward contracts include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the market value of the underlying security.

During the three months ended June 30, 2026, the Fund had a $(3,514,134) liability on the equity forward contracts. The Fund had $167,347 change in net unrealized appreciation during the period. For financial reporting purposes, the contracts have not been offset with any other derivative positions. The outstanding notional amount of the equity forward contracts at June 30, 2026, listed in the Consolidated Schedule of Investments, are representative of contracts amount during the period.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$123,542,086	$–	$–	$123,542,086
Total Investments in Securities	$123,542,086	$–	$–	$123,542,086
Other Investments – Liabilities
Foreign Currency Forward Contract*	–	$(2,007,853)	$–	$(2,007,853)
Equity Forward Contracts**	$–	$(3,514,134)	$–	$(3,514,134)
Total Other Investments	$–	$(5,521,987)	$–	$(5,521,987)
Total	$123,542,086	$(5,521,987)	$–	$118,020,099

*	Foreign currency forward contract is valued at unrealized appreciation/(depreciation)
**	Equity forward contracts are valued at cost plus unrealized appreciation/(depreciation)

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2026, $1,623,225,374 was fair valued utilizing NAV as a practical expedient.